Stock Option Plans - Schedule of Non-vested Shares Granted Under Stock Option Plan (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Non-vested, Options Outstanding, Beginning balance		1,595,762
Non-vested, Options Granted	6,073,247	6,456,890	27,756,821
Non-vested, Options Vested	(5,945,469)	(8,010,801)	(26,156,553)
Non-vested, Options Exercised		(41,851)	(4,506)
Non-vested, Options Forfeited
Non-vested, Options Outstanding, Ending balance	75,000		1,595,762